Shareholders' Equity (Details) - Schedule of options granted to employees and directors - Stock Option [Member]	12 Months Ended
Dec. 31, 2020 $ / shares shares
Shareholders' Equity (Details) - Schedule of options granted to employees and directors [Line Items]
Exercise Price | $ / shares
Options outstanding	170,500
Weighted average remaining contractual life (years)	3 years 237 days
Options exercisable	48,834
Weighted average Remaining Contractual life of options exercisable (years)	2 years 328 days
Exercise Price 2.118 [Member]
Shareholders' Equity (Details) - Schedule of options granted to employees and directors [Line Items]
Exercise Price | $ / shares	$ 2.118
Options outstanding	74,166
Weighted average remaining contractual life (years)	3 years 302 days
Options exercisable	15,834
Weighted average Remaining Contractual life of options exercisable (years)	3 years 302 days
Exercise Price 2.131 [Member]
Shareholders' Equity (Details) - Schedule of options granted to employees and directors [Line Items]
Exercise Price | $ / shares	$ 2.131
Options outstanding	7,167
Weighted average remaining contractual life (years)	1 year 339 days
Options exercisable	7,167
Weighted average Remaining Contractual life of options exercisable (years)	1 year 339 days
Exercise Price 2.176 [Member]
Shareholders' Equity (Details) - Schedule of options granted to employees and directors [Line Items]
Exercise Price | $ / shares	$ 2.176
Options outstanding	10,000
Weighted average remaining contractual life (years)	4 years 29 days
Options exercisable
Weighted average Remaining Contractual life of options exercisable (years)	4 years 29 days
Exercise Price 2.287 [Member]
Shareholders' Equity (Details) - Schedule of options granted to employees and directors [Line Items]
Exercise Price | $ / shares	$ 2.287
Options outstanding	2,500
Weighted average remaining contractual life (years)	3 years 25 days
Options exercisable	2,500
Weighted average Remaining Contractual life of options exercisable (years)	3 years 25 days
Exercise Price 2.388 [Member]
Shareholders' Equity (Details) - Schedule of options granted to employees and directors [Line Items]
Exercise Price | $ / shares	$ 2.388
Options outstanding	41,667
Weighted average remaining contractual life (years)	2 years 197 days
Options exercisable	23,333
Weighted average Remaining Contractual life of options exercisable (years)	2 years 197 days
Exercise Price 2.494 [Member]
Shareholders' Equity (Details) - Schedule of options granted to employees and directors [Line Items]
Exercise Price | $ / shares	$ 2.494
Options outstanding	15,000
Weighted average remaining contractual life (years)	4 years 9 months
Options exercisable
Weighted average Remaining Contractual life of options exercisable (years)	4 years 9 months
Exercise Price 2.775 [Member]
Shareholders' Equity (Details) - Schedule of options granted to employees and directors [Line Items]
Exercise Price | $ / shares	$ 2.775
Options outstanding	20,000
Weighted average remaining contractual life (years)	4 years 350 days
Options exercisable
Weighted average Remaining Contractual life of options exercisable (years)	4 years 350 days